Condensed Consolidating Financial Statements Condensed Consolidating Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Jul. 01, 2016		Apr. 01, 2016		Jan. 01, 2016		Oct. 02, 2015		Jul. 03, 2015		Apr. 03, 2015		Jan. 02, 2015		Oct. 03, 2014		Jul. 01, 2016		Jul. 03, 2015		Jun. 27, 2014
Condensed Income Statements, Captions [Line Items]
Revenue, net	$ 3,495		$ 2,822		$ 3,317		$ 3,360		$ 3,191		$ 3,550		$ 3,888		$ 3,943		$ 12,994	[1]	$ 14,572	[1]	$ 15,130	[1]
Cost of revenue																	9,559		10,351		10,770
Gross profit	821		753		906		955		930		1,032		1,110		1,149		3,435		4,221		4,360
Research and development																	1,627		1,646		1,661
Selling, general and administrative																	997		788		813
Intercompany operating expense (income)																	0		0		0
Arbitration Award Provision					32								1		14
Employee termination, asset impairment and other charges									104		10		53		9		345		176		95
Total operating expenses																	2,969		2,610		2,569
Operating income (loss)	(195)	[2]	88	[3]	251	[4]	322	[5]	255	[6]	421	[7]	466	[8]	469	[9]	466		1,611		1,791
Interest income																	26		14		15
Interest expense																	(266)		(49)		(56)
Other income (expense), net																	(73)		1		2
Total other expense, net																	(313)		(34)		(39)
Income (loss) before taxes																	153		1,577		1,752
Income tax expense (benefit)																	(89)		112		135
Equity in earnings from subsidiaries																	0		0		0
Net income (loss)	$ (366)	[2]	$ 74	[3]	$ 251	[4]	$ 283	[5]	$ 220	[6]	$ 384	[7]	$ 438	[8]	$ 423	[9]	242		1,465		1,617
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue, net																	(12,891)		(15,726)		(16,299)
Cost of revenue																	(12,899)		(15,670)		(16,301)
Gross profit																	8		(56)		2
Research and development																	0		0		0
Selling, general and administrative																	0		0		0
Intercompany operating expense (income)																	0		0		0
Employee termination, asset impairment and other charges																	0		0		0
Total operating expenses																	0		0		0
Operating income (loss)																	8		(56)		2
Interest income																	(54)		(1)		0
Interest expense																	54		1		0
Other income (expense), net																	0		0		0
Total other expense, net																	0		0		0
Income (loss) before taxes																	8		(56)		2
Income tax expense (benefit)																	0		0		0
Equity in earnings from subsidiaries																	(721)		(2,849)		(3,157)
Net income (loss)																	(713)		(2,905)		(3,155)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue, net																	12,600		14,942		15,473
Cost of revenue																	11,796		14,086		14,693
Gross profit																	804		856		780
Research and development																	1,095		1,191		1,149
Selling, general and administrative																	645		548		513
Intercompany operating expense (income)																	(1,087)		(1,237)		(1,143)
Employee termination, asset impairment and other charges																	105		49		21
Total operating expenses																	758		551		540
Operating income (loss)																	46		305		240
Interest income																	2		3		2
Interest expense																	(128)		(46)		(25)
Other income (expense), net																	(30)		0		0
Total other expense, net																	(156)		(43)		(23)
Income (loss) before taxes																	(110)		262		217
Income tax expense (benefit)																	(27)		108		136
Equity in earnings from subsidiaries																	400		1,381		1,537
Net income (loss)																	317		1,535		1,618
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenue, net																	0		0		0
Cost of revenue																	0		0		0
Gross profit																	0		0		0
Research and development																	0		0		0
Selling, general and administrative																	4		4		5
Intercompany operating expense (income)																	0		0		0
Employee termination, asset impairment and other charges																	0		0		0
Total operating expenses																	4		4		5
Operating income (loss)																	(4)		(4)		(5)
Interest income																	54		0		0
Interest expense																	(184)		0		0
Other income (expense), net																	11		0		0
Total other expense, net																	(119)		0		0
Income (loss) before taxes																	(123)		(4)		(5)
Income tax expense (benefit)																	(44)		(1)		(2)
Equity in earnings from subsidiaries																	321		1,468		1,620
Net income (loss)																	242		1,465		1,617
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue, net																	13,285		15,356		15,956
Cost of revenue																	10,662		11,935		12,378
Gross profit																	2,623		3,421		3,578
Research and development																	532		455		512
Selling, general and administrative																	348		236		295
Intercompany operating expense (income)																	1,087		1,237		1,143
Employee termination, asset impairment and other charges																	240		127		74
Total operating expenses																	2,207		2,055		2,024
Operating income (loss)																	416		1,366		1,554
Interest income																	24		12		13
Interest expense																	(8)		(4)		(31)
Other income (expense), net																	(54)		1		2
Total other expense, net																	(38)		9		(16)
Income (loss) before taxes																	378		1,375		1,538
Income tax expense (benefit)																	(18)		5		1
Equity in earnings from subsidiaries																	0		0		0
Net income (loss)																	$ 396		$ 1,370		$ 1,537

[1]	Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.
[2]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[3]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[4]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[5]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[6]	Includes $104 million of employee termination, asset impairment and other charges.
[7]	Includes $10 million of employee termination, asset impairment and other charges.
[8]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[9]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.